Advisors Asset Management, Inc.
                              18925 Base Camp Road
                            Monument, Colorado  80132



                                November 22, 2013



Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549



     Re:                 Advisors Disciplined Trust 916
                        File No.: 333-182657 CIK: 1548737

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent post effective amendment to the registration statement on Form S-6 for the above captioned trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Post effective Amendment No. 1, which was the most recent post effective Amendment to the Registration Statement, was filed electronically with the Commission on November 21, 2013.

                                Very truly yours,

                                Advisors Disciplined Trust 916

                                By:  Advisors Asset Management, Inc.


                                By     /s/ ALEX R. MEITZNER
                                  ------------------------------
                                         Alex R. Meitzner
                                       Senior Vice President